Intangible Asset - Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets Net [Abstract]
- Amortization of intangible assets (note 9)	$ 106,000	$ 0	$ 0